CONSOLIDATED STATEMENT OF CASH FLOWS - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Statement of cash flows [abstract]
Net loss before tax	€ (8,928)		€ (43,415)		€ (67,047)		€ (14,769)
Adjustments to profit/loss:	(3,466)		(8,595)		40,505		1,444
Depreciation and amortization (Note 13)	114		556		721		931
Movements in provisions	2,246		3,369		(16)		(117)
Change in Expected credit loss			150		(67)		110
Exchange rate impact	1,618		(5,828)		50		520
Effect of hyperinflation on results	(5,292)		(2,265)		70
Short term investment gain (Note 13)	(1,020)
Related parties debt restructuring (Note 13)	1,573
Other gains and losses ()		[1]		[1]	35,835	[1]		[2]
Changes in fair value (Notes 10 and 13)	(890)		(4,215)		3,937
Deferred Taxes (Note 12)			(61)
Interest (Income)/Expenses	(1,815)		(88)		6
Others			(213)		(31)
Changes in working capital:	2,034		10,534		21,145		17,113
Trade receivables and other current assets (Note 8)	(9,269)		(3,935)		10,321		3,676
Trade payables and other current liabilities (Note 11)	11,303		14,469		10,824		13,437
Income tax paid	(1,220)		(881)		(270)		(361)
Net cash provided by (used in) operating activities	(11,580)		(42,357)		(5,667)		3,427
Payment for purchases of property, plant and equipment (Note 5 and 6)	(245)		(164)		(80)		(55)
Payments for investments					(3)		(17)
Net cash used in investing activities	(245)		(164)		(83)		(72)
Drawdown of other borrowings (Note 10)	1,330				450		245
Capitalized lease payments (IFRS 16)					(9)		9
Proceeds from closing of the Business Combination (Note 7)					89,366
Net cash provided by (used in) financing activities	1,330				89,807		254
Net increase in cash and cash equivalents	(10,495)		(42,521)		84,057		3,609
Cash and cash equivalents at the beginning of the year	53,808		94,908		10,901		8,018
Effect of changes in exchange rates on cash and cash equivalents	(2,035)		1,421		(50)		(726)
Cash and cash equivalents at the end of the year	€ 41,278		€ 53,808		€ 94,908		€ 10,901

[1]	Other gains and losses correspond to the service cost for the listing of ordinary shares as described in Note 2.
[2]	Other gains and losses correspond to the service cost for the listing of ordinary shares as described in Note 2.